Annual Fund Operating Expenses	0 Months Ended
	Jun. 10, 2011
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2015 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.53%	[2]
Total Annual Fund Operating Expenses	1.60%	[3]
Expense Reduction	(0.58%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.02%	[6]
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2015 Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.53%	[2]
Total Annual Fund Operating Expenses	1.85%	[3]
Expense Reduction	(0.58%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.27%	[6]
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2015 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.53%	[2]
Total Annual Fund Operating Expenses	1.35%	[3]
Expense Reduction	(0.58%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	0.77%	[6]
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2015 Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.53%	[2]
Total Annual Fund Operating Expenses	1.45%	[3]
Expense Reduction	(0.58%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	0.87%	[6]
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2025 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.63%	[7]
Total Annual Fund Operating Expenses	1.70%	[8]
Expense Reduction	(0.66%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.04%	[6]
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2025 Fund) | Class D
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.63%	[7]
Total Annual Fund Operating Expenses	1.95%	[8]
Expense Reduction	(0.66%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.29%	[6]
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2025 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.63%	[7]
Total Annual Fund Operating Expenses	1.45%	[8]
Expense Reduction	(0.66%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	0.79%	[6]
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2025 Fund) | Class P
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.63%	[7]
Total Annual Fund Operating Expenses	1.55%	[8]
Expense Reduction	(0.66%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	0.89%	[6]
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2035 Fund) | Administrative Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.73%	[9]
Total Annual Fund Operating Expenses	1.85%	[10]
Expense Reduction	(0.74%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.11%	[11]
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2035 Fund) | Class D
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.73%	[9]
Total Annual Fund Operating Expenses	2.10%	[10]
Expense Reduction	(0.74%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.36%	[11]
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2035 Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.73%	[9]
Total Annual Fund Operating Expenses	1.60%	[10]
Expense Reduction	(0.74%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	0.86%	[11]
Strategic Markets Funds - (Inst, P, Admin and D) | (PIMCO RealRetirement 2035 Fund) | Class P
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.73%	[9]
Total Annual Fund Operating Expenses	1.70%	[10]
Expense Reduction	(0.74%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	0.96%	[11]
Strategic Markets Funds - (A, C and R) | (PIMCO RealRetirement 2015 Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.53%	[2]
Total Annual Fund Operating Expenses	1.85%	[12]
Expense Reduction	(0.58%)	[13],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.27%	[14]
Strategic Markets Funds - (A, C and R) | (PIMCO RealRetirement 2015 Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.53%	[2]
Total Annual Fund Operating Expenses	2.60%	[12]
Expense Reduction	(0.58%)	[13],[5]
Total Annual Fund Operating Expenses After Expense Reduction	2.02%	[14]
Strategic Markets Funds - (A, C and R) | (PIMCO RealRetirement 2015 Fund) | Class R
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.53%	[2]
Total Annual Fund Operating Expenses	2.10%	[12]
Expense Reduction	(0.58%)	[13],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.52%	[14]
Strategic Markets Funds - (A, C and R) | (PIMCO RealRetirement 2025 Fund) | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.63%	[7]
Total Annual Fund Operating Expenses	1.95%	[15]
Expense Reduction	(0.66%)	[13],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.29%	[14]
Strategic Markets Funds - (A, C and R) | (PIMCO RealRetirement 2025 Fund) | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.63%	[7]
Total Annual Fund Operating Expenses	2.70%	[15]
Expense Reduction	(0.66%)	[13],[5]
Total Annual Fund Operating Expenses After Expense Reduction	2.04%	[14]
Strategic Markets Funds - (A, C and R) | (PIMCO RealRetirement 2025 Fund) | Class R
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.63%	[7]
Total Annual Fund Operating Expenses	2.20%	[15]
Expense Reduction	(0.66%)	[13],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.54%	[14]
Strategic Markets Funds - (A, C and R) | (PIMCO RealRetirement 2035 Fund) | Class A
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.73%	[9]
Total Annual Fund Operating Expenses	2.10%	[16]
Expense Reduction	(0.74%)	[13],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.36%	[17]
Strategic Markets Funds - (A, C and R) | (PIMCO RealRetirement 2035 Fund) | Class C
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.73%	[9]
Total Annual Fund Operating Expenses	2.85%	[16]
Expense Reduction	(0.74%)	[13],[5]
Total Annual Fund Operating Expenses After Expense Reduction	2.11%	[17]
Strategic Markets Funds - (A, C and R) | (PIMCO RealRetirement 2035 Fund) | Class R
Operating Expenses:
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.73%	[9]
Total Annual Fund Operating Expenses	2.35%	[16]
Expense Reduction	(0.74%)	[13],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.61%	[17]

[1]	"Other Expenses" reflect estimated organizational expenses for the Fund's first fiscal year.
[2]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.02%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[3]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.33%, 1.43%, 1.58% and 1.83% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[4]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2012, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[5]	PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to advisory and supervisory and administrative fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO manages the Fund.
[6]	Total Annual Fund Operating Expenses After Expense Reduction excluding interest expense of the Underlying PIMCO Funds is 0.75%, 0.85%, 1.00% and 1.25% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[7]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.04%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[8]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.41%, 1.51%, 1.66% and 1.91% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[9]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.06%. Interest expense is based on the amounts incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of such Underlying PIMCO Fund for accounting purposes, but the amount of interest expense (if any) will vary with the Underlying PIMCO Fund's use of those investments (like reverse repurchase agreements) as an investment strategy.
[10]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.54%, 1.64%, 1.79% and 2.04% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[11]	Total Annual Fund Operating Expenses After Expense Reduction excluding interest expense of the Underlying PIMCO Funds is 0.80%, 0.90%, 1.05% and 1.30% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[12]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.83%, 2.58% and 2.08% for the Class A, Class C and Class R shares, respectively.
[13]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2012, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[14]	Total Annual Fund Operating Expenses After Expense Reduction excluding interest expense of the Underlying PIMCO Funds is 1.25%, 2.00% and 1.50% for the Class A, Class C and Class R shares, respectively.
[15]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.91%, 2.66% and 2.16% for the Class A, Class C and Class R shares, respectively.
[16]	Total Annual Fund Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 2.04%, 2.79% and 2.29% for the Class A, Class C and Class R shares, respectively.
[17]	Total Annual Fund Operating Expenses After Expense Reduction excluding interest expense of the Underlying PIMCO Funds is 1.30%, 2.05% and 1.55% for the Class A, Class C and Class R shares, respectively.